SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Statement of compliance
2.1	Statement of compliance

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”).

Basis of preparation of historical consolidated financial information
2.2	Basis of preparation of historical consolidated financial information

The financial statements are prepared in accordance with the historical cost basis except as disclosed in the accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique. In estimating the fair value of an asset or a liability, the Group takes into account the characteristics of the asset or liability which market participants would take into account when pricing the asset or liability at the measurement date. Fair value for measurement and/or disclosure purposes in these consolidated financial statements is determined on such a basis, except for share-based payment transactions that are within the scope of IFRS 2
Share-based Payment
, leasing transactions that are within the scope of IFRS 16
Leases
, and measurements that have some similarities to fair value but are not fair value, such as net realisable value in IAS 2
Inventories
or value in use in IAS 36
Impairment of Assets
.

Application of new and revised International Financial Reporting Standards (IFRSs)

2.3	Application of new and revised International Financial Reporting Standards (IFRSs)

From 1 January 2022, the Group has applied a number of amendments to IFRSs issued by the IASB that are mandatorily effective for an accounting period that begins on or after 1 January 2022. Their adoption has not had any material impact on the disclosures or on the amounts reported in these financial statements.

Amendments to IFRS 3 Reference to the Conceptual Framework

The Group has adopted the amendments to IFRS 3
Business Combinations
for the first time in the current year. The amendments update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework. They also add to IFRS 3 a requirement that, for obligations within the scope of IAS
37 Provisions, Contingent Liabilities and Contingent Assets
, an acquirer applies IAS 37 to determine whether at the acquisition date a present obligation exists as a result of past events. For a levy that would be within the scope of IFRIC 21
Levies
, the acquirer applies IFRIC 21 to determine whether the obligating event that gives rise to a liability to pay the levy has occurred by the acquisition date.

Amendments to IAS 16 Property, Plant and Equipment – Proceeds before intended use

The Group has adopted the amendments to IAS 16
Property, Plant and Equipment
for the
first
time in the current year.
The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use,
i.e. proceeds while bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Consequently, an entity recognises such sales proceeds and related costs in profit or loss. The entity measures the cost of those items in accordance with IAS 2 Inventories. The amendments also clarify the meaning of 'testing whether an asset is functioning properly'. IAS 16 now specifies this as assessing whether the technical and physical performance of the asset is such that it is capable of being used in the production or supply of goods or services, for rental to others, or for administrative purposes. If not presented separately in the statement of comprehensive income (loss),
the financial statements shall disclose the amounts of proceeds and cost included in profit or loss that relate to items produced that are not an output of the entity’s ordinary activities, and which line item(s) in the statement of comprehensive income (loss),
include(s) such proceeds and cost.
Amendments to IAS 38 Onerous Contracts – Cost of Fulfilling a Contract

The Group has adopted the amendments to IAS 37 for the first time in the current year. The amendments specify that the cost of fulfilling a contract comprises the costs that relate directly to the contract. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract (examples would be direct labour or materials) and an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract). The Group has adopted the amendments included in the
Annual Improvements to IFRS Accounting Standards 2018-2020 Cycle
for the first time in the current year. The Annual Improvements include amendments to four standards.

IFRS 9 Financial Instruments

The amendment clarifies that in applying the '10 per cent' test to assess whether to derecognise a financial liability, an entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.

IFRS 16 Leases

The amendment removes the illustration of the reimbursement of leasehold improvements.

New and revised International Financial Reporting Standards (IFRSs) in issue but not yet effective
2.4 New and revised IFRSs in issue but not yet effective

The Group has not applied the following new and revised IFRSs that are relevant to the Group that were issued but are not yet effective:

Amendments to IAS 1	Classification of liabilities as Current or Non-current
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies
Amendments to IAS 8	Definition of Accounting Estimates
Amendments to IAS 12	Deferred Tax related to assets and liabilities arising from a Single Transaction

The directors do not expect that the adoption of the Standards listed above will have a material impact on the financial statements of the Group in future periods, except if indicated below.
Amendments to IFRS 10 Consolidated Financial Statements and IAS 28 Investments in Associates and Joint Ventures – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture

The amendments to IFRS 10 and IAS 28 deal with situations where there is a sale or contribution of assets between an investor and its associate or joint venture. Specifically, the amendments state that gains or losses resulting from the loss of control of a subsidiary that does not contain a business in a transaction with an associate or a joint venture that is accounted for using the equity method, are recognised in the parent’s profit or loss only to the extent of the unrelated investors’ interests in that associate or joint venture. Similarly, gains and losses resulting from the remeasurement of investments retained in any former subsidiary (that has become an associate or a joint venture that is accounted for using the equity method) to fair value are recognised in the former parent’s profit or loss only to the extent of the unrelated investors’ interests in the new associate or joint venture. The effective date of the amendments has yet to be set by the IASB; however, earlier application of the amendments are permitted. The directors of the Group anticipate that the application of these amendments may have an impact on the Group's consolidated financial statements in future periods should such transactions arise.

Basis of Consolidation
2.5	Basis of Consolidation

The consolidated financial statements incorporate the financial statements of the Group and entities controlled by the Group (its subsidiaries) made up to 31 December each year. Control is achieved when the Group has the power over the investee, is exposed; or has rights, to variable returns from its involvement with the investee; and has the ability to use its power to affects its returns.

The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. When the Group has less than a majority of the voting rights of an investee, it considers that it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Group considers all relevant facts and circumstances in assessing whether or not the Group’s voting rights in an investee are sufficient to give it power, including; the size of the Group’s holding of voting rights relative to the size and dispersion of holdings of the other vote holders; potential voting rights held by the Group, other vote holders or other parties; rights arising from other contractual arrangements; and any additional facts and circumstances that indicate that the Group has, or does not have, the current ability to direct the relevant activities at the time that decisions need to be made, including voting patterns at previous shareholders’ meetings.

Consolidation of a subsidiary begins when the Group obtains control over the subsidiary and ceases when the Group loses control of the subsidiary. Specifically, the results of subsidiaries acquired or disposed of during the year are included in profit or loss from the date the Group gains control until the date when the Group ceases to control the subsidiary.

Non-controlling interests in subsidiaries are identified separately from the Group’s equity therein. Those interests of non-controlling shareholders that are present ownership interests entitling their holders to a proportionate share of net assets upon liquidation may initially be measured at fair value or at the non-controlling interests’ proportionate share of the fair value of the acquiree’s identifiable net assets. The choice of measurement is made on an acquisition-by-acquisition basis. Other non-controlling interests are initially measured at fair value. Subsequent to acquisition, the carrying amount of non-controlling interests is the amount of those interests at initial recognition plus the non-controlling interests’ share of subsequent changes in equity.

Profit or loss and each component of other comprehensive
income (loss)
(OCI) are attributed to the owners of the Group and to the non-controlling interests. Total comprehensive income (loss)
of the subsidiaries is attributed to the owners of the Group and to the non-controlling interests even if this results in the non-controlling interests having a deficit balance.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring the accounting policies used into line with the Group’s accounting policies.

All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between the members of the Group are eliminated on consolidation.
Changes in the Group’s interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. The carrying amount of the Group’s interests and the non-controlling interests are adjusted to reflect the changes in their relative interests in the subsidiaries. Any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received is recognised directly in equity and attributed to the owners of the Group.

When the Group loses control of a subsidiary, the gain or loss on disposal recognised in profit or loss is calculated as the difference between (i) the aggregate of the fair value of the consideration received and the fair value of any retained interest and (ii) the previous carrying amount of the assets (including goodwill), less liabilities of the subsidiary and any non-controlling interests. All amounts previously recognised in other comprehensive income (loss)
in relation to that subsidiary are accounted for as if the Group had directly disposed of the related assets or liabilities of the subsidiary (i.e. reclassified to profit or loss or transferred to another category of equity as required/permitted by applicable IFRS Standards). The fair value of any investment retained in the former subsidiary at the date when control is lost is regarded as the fair value on initial recognition for subsequent accounting under IFRS 9 when applicable, or the cost on initial recognition of an investment in an associate or a joint venture.

Business Combinations
2.6	Business combinations

Acquisition of subsidiaries and businesses are accounted for using the acquisition method.  The consideration for each acquisition is measured at the aggregate of the fair values of assets given, liabilities incurred by the Group to the former owners of the acquiree, and equity interests issued by the Group in exchange for control of the acquiree.  Acquisition-related costs are recognised in profit or loss as incurred.

Where applicable, the consideration for the acquisition includes any asset or liability resulting from a contingent consideration arrangement, measured at its acquisition-date fair value.  Subsequent changes in such fair values are adjusted against the cost of acquisition where they qualify as measurement period adjustments.  The subsequent accounting for changes in the fair value of the contingent consideration that do not qualify as measurement period adjustment depends on how the contingent consideration is classified.  Contingent consideration that is classified as equity is not remeasured at subsequent reporting dates and its subsequent settlement is accounted for within equity. Contingent consideration that is classified as an asset or a liability is remeasured at subsequent reporting dates in accordance with IAS 39
Financial Instruments
, or
IFRS 9

Provisions, Contingent Liabilities and Contingent Assets
, as appropriate, with the corresponding gain or loss being recognised in profit or loss.

IFRS 3
Business Combinations
has an optional, simplified approach for assessing whether the Group has acquired a business or assets. Under this optional concentration test, if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets, the Group can conclude that the acquisition is not a business combination. The acquisition would instead be accounted for as an asset acquisition.

If the Group chooses not to perform the optional concentration test, or performs the optional concentration test and determines that substantially all of the fair value of the gross assets acquired is not concentrated in a single identifiable asset or group of similar identifiable assets, it must assess if the acquired set of activities and assets comprises all of the required elements of a business.

If the fair value of gross assets acquired in an asset acquisition is in excess of consideration, the excess will be allocated to the single identifiable asset as identified in the concentration test.

Financial Instruments

2.7	Financial instruments

Financial assets and financial liabilities are recognised on the Group’s statement of financial position when the Group becomes a party to the contractual provisions of the instrument.

Financial assets and financial liabilities are initially measured at fair value. Transaction costs that are directly attributable to the acquisition or issue of financial assets and financial liabilities (other than financial assets and financial liabilities at fair value through profit or loss) are added to or deducted from the fair value of the financial assets or financial liabilities, as appropriate, on initial recognition.
Financial assets

The Group classifies its financial assets in the following measurement categories:

•	those to be measured subsequently at fair value (either through OCI or through profit or loss), and
•	those to be measured at amortised cost.

All recognised financial assets are subsequently measured in their entirety at either amortised cost or fair value, depending on the classification of the financial assets.

The classification depends on the entity’s business model for managing the financial assets and the contractual terms of the cash flows.

Classification of financial assets

Debt instruments mainly comprise cash and bank balances, trade and other receivables, loans to joint ventures and amounts due from joint ventures that meet the following conditions are subsequently measured at amortised cost:

•	the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Debt instruments relating to derivative financial instruments that meet the following conditions are subsequently measured at fair value through other comprehensive income (loss)
(FVTOCI):

•	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling the financial assets; and
•	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

By default, all other financial assets are subsequently measured at fair value through profit or loss (FVTPL).

Amortised cost and effective interest method

The effective interest method is a method of calculating the amortised cost of a debt instrument and of allocating interest income over the relevant period.

For financial assets other than purchased or originated credit-impaired financial assets (i.e. assets that are credit-impaired on initial recognition), the effective interest rate is the rate that exactly discounts estimated future cash receipts (including all fees and points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) excluding expected credit losses (ECL), through the expected life of the debt instrument, or, where appropriate, a shorter period, to the gross carrying amount of the debt instrument on initial recognition. For purchased or originated credit-impaired financial assets, a credit-adjusted effective interest rate is calculated by discounting the estimated future cash flows, including ECL, to the amortised cost of the debt instrument on initial recognition.

The amortised cost of a financial asset is the amount at which the financial asset is measured at initial recognition minus the principal repayments, plus the cumulative amortisation using the effective interest method of any difference between that initial amount and the maturity amount, adjusted for any loss allowance. On the other hand, the gross carrying amount of a financial asset is the amortised cost of a financial asset before adjusting for any loss allowance.

Interest is recognised using the effective interest method for debt instruments measured subsequently at amortised cost, except for short-term balances when the effect of discounting is immaterial.
Impairment of financial assets

The Group recognises a loss allowance for ECL on trade and other receivables, amounts due from joint ventures and contract assets. The amount of ECL is updated at each reporting date to reflect changes in credit risk since initial recognition of the lifetime financial instrument.   The Group recognises lifetime ECL for trade receivables and contract assets. The ECL on these financial assets are estimated using a provision matrix based on the Group’s historical credit loss experience, adjusted for factors that are specific to the debtors, general economic conditions and an assessment of both the current as well as the forecast direction of conditions at the reporting date, including time value of money where appropriate.

For all other financial instruments, the Group recognises lifetime ECL when there has been a significant increase in credit risk since initial recognition. If, on the other hand, the credit risk on the financial instrument has not increased significantly since initial recognition, the Group measures the loss allowance for that financial instrument at an amount equal to 12-month ECL.

The assessment of whether lifetime ECL should be recognised is based on significant increases in the likelihood or risk of a default occurring since initial recognition instead of on evidence of a financial asset being credit-impaired at the reporting date or an actual default occurring.

Lifetime ECL represents the ECL that will result from all possible default events over the expected life of a financial instrument. In contrast, 12-month ECL represents the portion of lifetime ECL that is expected to result from default events on a financial instrument that are possible within 12 months after the reporting date.

Significant increase in credit risk

In assessing whether the credit risk on a financial instrument has increased significantly since initial recognition, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition. In making this assessment, the Group considers historical loss rates for each category of customers and adjusts to reflect current and forward-looking macroeconomic factors affecting the ability of the customers to settle the receivables.  The Group has identified forecast economic information that relate to international shipping operations in which it operates to be the most relevant factors, and accordingly adjusts the historical loss rates based on expected changes in these factors.

The following information is taken into account when assessing whether credit risk has increased significantly since initial recognition:

•	existing or forecast adverse changes in business, financial or economic conditions that are expected to cause a significant decrease in the debtor’s ability to meet its debt obligations; or
•	an actual or expected significant deterioration in the operating results of the debtor.

Irrespective of the outcome of the above assessment, the company presumes that the credit risk on a financial asset has increased since initial recognition when contractual payments are more than 90 days past due, unless the Group has reasonable and supportable information that demonstrates otherwise.
The Group assumes that the credit risk on a financial instrument has not increased significantly since initial recognition if the financial instrument is determined to have low credit risk at the reporting date. A financial instrument is determined to have low credit risk if:

i)	the financial instrument has a low risk of default,
ii)	the borrower has a strong capacity to meet its contractual cash flow obligations in the near term and
iii)	adverse changes in economic and business conditions in the longer term may, but will not necessarily, reduce the ability of the borrower to fulfil its contractual cash flow obligations.
The Group regularly monitors the effectiveness of the criteria used to identify whether there has been a significant increase in credit risk and revises them as appropriate to ensure that the criteria are capable of identifying significant increase in credit risk before the amount becomes past due.

Definition of default

The Group considers the following as constituting an event of default for internal credit risk management purposes as historical experience indicates that receivables that meet either of the following criteria are generally not recoverable:

•	when there is a breach of financial covenants by the counterparty; or
•	information developed internally or obtained from external sources indicates that the debtor is unlikely to pay its creditors, including the Group, in full (without taking into account any collaterals held by the Group).
Irrespective of the above analysis, the Group considers that default has occurred when a financial asset is more than 120 days past due unless the Group has reasonable and supportable information to demonstrate that a more lagging default criterion is more appropriate.

Credit-impaired financial assets

A financial asset is credit-impaired when one or more events that have a detrimental impact on the estimated future cash flows of that financial asset have occurred. Evidence that a financial asset is credit-impaired includes observable data about the following events:

•	significant financial difficulty of the issuer or the borrower;
•	a breach of contract, such as a default or past due event;
•	the lender(s) of the borrower, for economic or contractual reasons relating to the borrower’s financial difficulty, having granted to the borrower a concession(s) that the lender(s) would not otherwise consider;
•	it is becoming probable that the borrower will enter bankruptcy or other financial reorganisation; or
•	the disappearance of an active market for that financial asset because of financial difficulties.

Write-off policy

The Group writes off a financial asset when there is information indicating that the counterparty is in severe financial difficulty and there is no realistic prospect of recovery. Financial assets written off may still be subject to enforcement activities under the Group’s recovery procedures, taking into account legal advice where appropriate. Any recoveries made are recognised in profit or loss.
Measurement and recognition of ECL

The measurement of ECL is a function of the probability of default, loss given default (i.e. the magnitude of the loss if there is a default) and the exposure at default. The assessment of the probability of default and loss given default is based on historical data adjusted by forward-looking information as described above. As for the exposure at default, for financial assets, this is represented by the assets’ gross carrying amount at the reporting date; for financial guarantee contracts, the exposure includes the amount drawn down as at the reporting date, together with any additional amounts expected to be drawn down in the future by default date determined based on historical trend, the Group’s understanding of the specific future financing needs of the debtors, and other relevant forward-looking information.

For financial assets, the expected credit loss is estimated as the difference between all contractual cash flows that are due to the company in accordance with the contract and all the cash flows that the Group expects to receive, discounted at the original effective interest rate. If the Group has measured the loss allowance for a financial instrument at an amount equal to lifetime ECL in the previous reporting period, but determines at the current reporting date that the conditions for lifetime ECL are no longer met, the Group measures the loss allowance at an amount equal to 12-month ECL at the current reporting date.

Derecognition of financial assets

The Group derecognises a financial asset only when the contractual rights to the cash flows from the asset expire, or it transfers the financial asset and substantially all the risks and rewards of ownership of the asset to another entity.  If the Group neither transfers nor retains substantially all the risks and rewards of ownership and continues to control the transferred asset, the Group recognises its retained interest in the asset and an associated liability for amounts it may have to pay.  If the Group retains substantially all the risks and rewards of ownership of a transferred financial asset, the Group continues to recognise the financial asset and also recognises a collateralised borrowing for the proceeds received.

On derecognition of a financial asset measured at amortised cost, the difference between the asset’s carrying amount and the sum of the consideration received and receivable is recognised in profit or loss.

Classification as debt or equity

Debt and equity instruments issued by the Group are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.

Equity instruments
An equity instrument is any contract that evidences a residual interest in the assets of the Group after deducting all of its liabilities.  Equity instruments are recorded at the proceeds received, net of direct issue cost.

Repurchase of the company’s own equity instruments is recognised and deducted directly in equity. No gain or loss is recognised in profit or loss on the purchase, sale, issue or cancellation of the company’s own equity instruments.

Trade and other payables

Trade and other payables are initially measured at fair value and subsequently measured at amortised cost, using the effective interest method, except for short-term balances when the effect of discounting is immaterial.
Bank loans

Interest-bearing bank loans are initially measured at fair value and subsequently measured at amortised cost, using the effective interest method. Interest expense calculated using the effective interest method is recognised over the term of the borrowing in accordance with the company’s accounting policy for borrowing costs (see below).

Derecognition of financial liabilities

The Group derecognises financial liabilities when, and only when, the Group’s obligations are discharged, cancelled or they expire. The difference between the carrying amount of the financial liability derecognised and the consideration paid and payable, including any non-cash assets transferred or liabilities assumed, is recognised in profit or loss.

Derivative financial instruments

The Group enters into freight forward agreements and bunker swaps to manage its exposure to freight rate and bunker prices respectively.  Further details of derivative financial instruments are disclosed in Note 11.

Derivatives are initially recognised at fair value at the date the derivative contract is entered into and are subsequently remeasured to their fair value at the end of each reporting period.  The resulting gain or loss is recognised in profit or loss immediately unless the derivative is designated and effective as a hedging instrument, in which event the timing of the recognition in profit or loss depends on the nature of the hedge relationship.  Group designates the derivatives as hedges of highly probable forecast transactions or hedges of foreign currency risk of firm commitments (cash flow hedges).

A derivative with a positive fair value is recognised as a financial asset whereas a derivative with a negative fair value is recognised as a financial liability. Derivatives are not offset in the financial statements unless the Group has both legal right and intention to offset. A derivative is presented as a non-current asset or a non-current liability if the remaining maturity of the instruments is more than 12 months and it is not expected to be realised or settled within 12 months. Other derivatives are presented as current assets or current liabilities.

Hedge accounting

The Group designates hedges of freight rate risk and bunker prices as cash flow hedges.

At the inception of the hedge relationship, the entity documents the relationship between the hedging instrument and hedged item, along with its risk management objectives and its strategy for undertaking various hedge transactions.  Furthermore, at the inception of the hedge and on an ongoing basis, the Group documents whether the hedging instrument that is used in a hedging relationship is highly effective in offsetting changes in fair values or cash flows of the hedged item attributable to the hedged risk, which is when the hedging relationships meet all of the following hedge effectiveness requirements:
•	there is an economic relationship between the hedged item and the hedging instrument;
•	the effect of credit risk does not dominate the value changes that result from that economic relationship; and
•	the hedge ratio of the hedging relationship is the same as that resulting from the quantity of the hedged item that the Group actually hedges and the quantity of the hedging instrument that the entity actually uses to hedge that quantity of hedged item.

If a hedging relationship ceases to meet the hedge effectiveness requirement relating to the hedge ratio but the risk management objective for that designated hedging relationship remains the same, the Group adjusts the hedge ratio of the hedging relationship (i.e. rebalances the hedge) so that it meets the qualifying criteria again. The Group designates the full change in the fair value of a forward contract (i.e. including the forward elements) as the hedging instrument for all of its hedging relationships involving forward contracts.

Note 11 contains details of the fair values of the derivative instruments used for hedging purposes. Movements in the hedging reserve in equity are also detailed in the statements of comprehensive income (loss)
(“OCI”).
Cash flow hedge

The effective portion of changes in the fair value of derivatives that are designated and qualify as cash flow hedges is recognised in OCI and accumulated under the heading of Hedging Reserve, limited to the cumulative change in fair value of the hedged item from inception of the hedge.  The gain or loss relating to the ineffective portion is recognised immediately in profit or loss as part of other operating expense or other operating income.

Amounts previously recognised in OCI and accumulated in equity are reclassified to profit or loss in the periods when the hedged item is recognised in profit or loss in the same line of the statement of profit or loss and OCI as the recognised hedged item. However, when the forecast transaction that is hedged, results in the recognition of a non-financial asset or a non-financial liability, the gains and losses previously accumulated in equity are transferred from equity and included in the initial measurement of the cost of the asset or liability. This transfer does not affect OCI. Furthermore, if the Group expects that some or all of the loss accumulated in OCI will not be recovered in the future, that amount is immediately reclassified to profit or loss.

The Group discontinues hedge accounting only when the hedging relationship (or a part thereof) ceases to meet the qualifying criteria (after rebalancing, if applicable). This includes instances when the hedging instrument expires or is sold, terminated or exercised. The discontinuation is accounted for prospectively. Any gain or loss recognised in OCI and accumulated in equity at that time remains in equity and is recognised when the forecast transaction is ultimately recognised in profit or loss. When a forecast transaction is no longer expected to occur, the gain or loss accumulated in equity is recognised immediately in profit or loss.

Offsetting Arrangements
2.8	Offsetting Arrangements

Financial assets and financial liabilities are offset and the net amount presented in the statement of financial position when the Group has a legally enforceable right to set off the recognised amounts; and intends either to settle on a net basis, or to realise the asset and settle the liability simultaneously. A right to set-off must be available today rather than being contingent on a future event and must be exercisable by any of the counterparties, both in the normal course of business and in the event of default, insolvency or bankruptcy.

Inventories
2.9	Inventories

Inventories are assets held for sale in the ordinary course of business, in the process of production for such sale or in the form of materials or supplies to be consumed in the production process or in the rendering of services. Inventories which include bunkers on board ships and other consumable stores are valued at the lower of cost and net realisable value. Net realisable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale. Cost is determined on a first-in first-out basis. Spares on board ships are charged against income when issued to the ships.

When inventories are sold, the carrying amount is recognised as part of cost of sales. Any write-down of inventories to net realisable value and all losses of inventories or reversals of previous write-downs or losses are recognised in cost of sales in the period the write-down, loss or reversal occurs.

Ships, Property, Plant and Equipment
2.10	Ships, Property, Plant and Equipment

Ships, property, plant and equipment are stated at cost less accumulated depreciation and any accumulated impairment losses.

Depreciation is charged so as to write off the cost of assets other than freehold land and buildings and ships under construction over their estimated useful lives, using the straight-line method, on the following bases:

Office equipment and furniture and fittings	-	3 years
Plant and equipment	-	3 to 5 years
Motor vehicles	-	5 years
Ships	-	15 years
Drydocking	-	2.5 to 5 years

The estimated useful lives, residual values and depreciation method are reviewed at each year end, with the effect of any changes in estimate accounted for on a prospective basis.

Ships and properties in the course of construction for production, rental or administrative purposes, or for purposes not yet determined, are carried at cost, less any recognised impairment loss. Depreciation of these assets, on the same bases as other assets, commences when the assets are available for use.

Ships are measured at cost less accumulated depreciation and adjusted for any accumulated impairment losses and reversals of such losses.  Cost comprises acquisition cost and costs directly related to the acquisition up until the time when the asset is ready for use, including interest expense incurred to finance the vessel during the period.  The market average useful life of a ship is estimated to range from 25 to 30 years at which point it would usually be scrapped.  The Group policy is to maintain a young fleet compared to the market average and estimates useful life as 15 years from date of delivery for new ships.  Ships are depreciated on a straight-line basis to an estimated residual value over their useful life.

From time to time, the Group’s ships are required to be drydocked for inspection and re-licensing at which time major repairs and maintenance that cannot be performed while the ships are in operation are generally performed.  The Group capitalises the costs associated with drydocking as they occur and depreciates these costs on a straight-line basis over 2.5 to 5 years, which is generally the period until the next scheduled drydocking.  A portion of the cost of acquiring a new ship is estimated and allocated to the components expected to be replaced or refurbished at the next scheduled drydocking.  If the ship is disposed before the next drydocking, the carrying amount of drydocking expenses is included in determining the gain or loss on disposal of the ship and taken to the profit or loss.  If the period to the next drydocking is shorter than expected, the undepreciated balance of the deferred drydocking cost is charged immediately as an expense before the next drydocking.

Fully depreciated ships, plant and equipment still in use are retained in the financial statements.

Assets that are held for rental are initially classified as ships, property, plant and equipment.  When these assets cease to be rented and a decision is made to sell these assets, the carrying amount is transferred to inventories.  Upon sale of these assets, the sales value is recorded in gross revenue and the related carrying value of these assets (held as inventories) is recorded in cost of sales. In relation to these assets that are held for rental, the cash payments to acquire such assets and subsequently cash proceeds from the sale of such assets are classified as cash flows from operating activities.

Intangible Assets
2.11	Intangible Assets

Intangible assets acquired in a business combination are identified and recognised separately from goodwill. The cost of such tangible assets is their fair value at the acquisition date. Subsequent to initial recognition, they are stated on the same basis as intangible assets acquired separately.

Intangible assets acquired separately are reported at cost less accumulated amortisation and accumulated impairment losses.  Intangible assets with finite useful lives are amortised on a straight-line basis over their estimated useful lives.  The estimated useful life and amortisation method are reviewed at the end of each annual reporting period, with the effect of any changes in estimate being accounted for on a prospective basis. Intangible assets with indefinite useful lives are not amortised. Each period, the useful lives of such assets are reviewed to determine whether events and circumstances continue to support an indefinite useful life assessment for the asset, such events are tested for impairment in accordance with the policy below.

Impairment of Tangible and Intangible Assets Excluding Goodwill
2.12	Impairment of Tangible and Intangible Assets Excluding Goodwill

At the end of each reporting period, the Group reviews the carrying amounts of its tangible and intangible assets to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any).  Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risk specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognised immediately in profit or loss.

Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset (cash-generating unit) in prior years. A reversal of an impairment loss is recognised immediately in profit or loss.

Intangible assets with indefinite useful lives and intangible assets not yet available for use are tested for impairment annually, and whenever there is indication that the asset may be impaired.

Goodwill
2.13	Goodwill

Goodwill arising in a business combination is recognised as an asset at the date that control is acquired (the acquisition date).  Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the acquirer’s previously held equity interest (if any) in the entity over net of the acquisition-date amounts of the identifiable assets acquired and the liabilities assumed.

If, after reassessment, the Group’s interest in the fair value of the acquiree’s identifiable net assets exceeds the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree (if any), the excess is recognised immediately in profit or loss as a bargain purchase gain.

Goodwill is not amortised but is reviewed for impairment at least annually. For the purpose of impairment testing, goodwill is allocated to each of the Group’s cash-generating units expected to benefit from the synergies of the combination.  Cash-generating units to which goodwill has been allocated are tested for impairment annually, or more frequently when there is an indication that the unit may be impaired.  If the recoverable amount of the cash-generating unit is less than its carrying amount, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata on the basis of the carrying amount of each asset in the unit.  An impairment loss recognised for goodwill is not reversed in a subsequent period.

On disposal of a subsidiary or the relevant cash generating unit, the attributable amount of goodwill is included in the determination of the profit or loss on disposal.

Other Investments
2.14	Other Investments

Other investments relates to pension fund surplus from a defined benefit pension plan where the accounting policy is included in Note 2.21. Other investments are measured at fair value.

Leases

2.15	Leases

The Group as lessee

The Group assesses whether a contract is or contains a lease, at inception of the contract. The Group recognises a right-of-use asset and a corresponding lease liability with respect to all lease arrangements in which it is the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, the Group recognises the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Group uses the incremental borrowing rate specific to the lessee.

Lease payments included in the measurement of the lease liability comprise:

•	fixed lease payments (including in-substance fixed payments), less any lease incentives;
•	variable lease payments that depend on an index or rate, initially measured using the index or rate at the commencement date;
•	the amount expected to be payable by the lessee under residual value guarantees;
•	the exercise price of purchase options, if the lessee is reasonably certain to exercise the options; and
•	payments of penalties for terminating the lease, if the lease term reflects the exercise of an option to terminate the lease.

The lease liability is presented as a separate line in the consolidated statement of financial position.

The lease liability is subsequently measured by increasing the carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect the lease payments made.

The Group remeasures the lease liability (and makes a corresponding adjustment to the related right-of-use asset) whenever:

•	the lease term has changed or there is a change in the assessment of exercise of a purchase option, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate;
•	the lease payments change due to changes in an index or rate or a change in expected payment under a guaranteed residual value, in which cases the lease liability is remeasured by discounting the revised lease payments using the initial discount rate (unless the lease payments change is due to a change in a floating interest rate, in which case a revised discount rate is used); or
•	a lease contract is modified and the lease modification is not accounted for as a separate lease, in which case the lease liability is remeasured by discounting the revised lease payments using a revised discount rate.

The Group did not make any such adjustments during the periods presented.

The right-of-use assets comprise the initial measurement of the corresponding lease liability, lease payments made at or before the commencement day and any initial direct costs. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Whenever the Group incurs an obligation for costs to dismantle and remove a leased asset, restore the site on which it is located or restore the underlying asset to the condition required by the terms and conditions of the lease, a provision is recognised and measured under IAS 37. The costs are included in the related right-of-use asset, unless those costs are incurred to produce inventories.

Right-of-use assets are depreciated over the shorter period of lease term and useful life of the right-of-use asset. If a lease transfers ownership of the underlying asset or the cost of the right-of-use asset reflects that the Group expects to exercise a purchase option, the related right-of-use asset is depreciated over the useful life of the underlying asset. The depreciation starts at the commencement date of the lease.

The right-of-use assets are presented as a separate line in the consolidated statement of financial position.

The Group applies IAS 36 to determine whether a right-of-use asset is impaired and accounts for any identified impairment loss as described in the ‘Ships, property, plant and equipment’ policy.

The Group has identified that the contracts between the pools and vessels owners described in Note 2.18 below, meet the definition of leases under IFRS 16 and the share of third party vessel owners’ net earnings of the pool represents variable lease payments. Variable payments that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognised as an expense in the period in which the event or condition that triggers those payments occurs and are included in the line ‘Voyage expenses’ for expenses relating to ships and ‘Administrative expense’ for all other expenses in the consolidated statement of profit or loss.

As a practical expedient, IFRS 16 permits a lessee not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement. The Group has used this practical expedient.
The Group as lessor

The Group enters into lease agreements as a lessor with respect to its vessels and these are classified as operating leases.

When the Group is an intermediate lessor, it accounts for the head lease and the sublease as two separate contracts. The sublease is classified as a finance or operating lease by reference to the right-of-use asset arising from the head lease.

Charter hire revenue (rental income from operating leases) is recognised on a straight-line basis over the term of the relevant lease.  Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognised on a straight-line basis over the lease term.

Interest in Joint Ventures

2.16	Interest in Joint Ventures

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the joint arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control.

The results and assets and liabilities of joint ventures are incorporated in these consolidated financial statements using the equity method of accounting, except when the investment, or a portion thereof, is classified as held for sale, in which case it is accounted for in accordance with IFRS 5
Non-current Assets Held for Sale and Discontinued Operation
. Under the equity method, an investment in a joint venture is initially recognised in the consolidated statement of financial position at cost and adjusted thereafter to recognise the Group’s share of the profit or loss and OCI of the joint venture. When the Group’s share of losses of a joint venture exceeds the Group’s interest in that joint venture (which includes any long-term interests that, in substance, form part of the Group’s net investment in the joint venture), the Group discontinues recognising its share of further losses. Additional losses are recognised only to the extent that the Group has incurred legal or constructive obligations or made payments on behalf of the joint venture.

An investment in a joint venture is accounted for using the equity method from the date on which the investee becomes a joint venture. On acquisition of the investment in a joint venture, any excess of the cost of the investment over the Group’s share of the net fair value of the identifiable assets and liabilities of the investee is recognised as goodwill, which is included within the carrying amount of the investment. Any excess of the Group’s share of the net fair value of the identifiable assets and liabilities over the cost of the investment, after reassessment, is recognised immediately in profit or loss in the period in which the investment is acquired.

The requirements of IAS 36
Impairment of Assets
applied to determine whether it is necessary to recognise any impairment loss with respect to the Group’s investment in a joint venture. When necessary, the entire carrying amount of the investment (including goodwill) is tested for impairment in accordance with IAS 36 a single asset by comparing its recoverable amount (higher of value in use and fair value less costs to sell) with its carrying amount, any impairment loss recognised forms part of the carrying amount of the investment. Any reversal of that impairment loss is recognised in accordance with IAS 36 to the extent that the recoverable amount of the investment subsequently increases.

The Group discontinues the use of the equity method from the date when the investment ceases to be a joint venture, or when the investment is classified as held for sale. When the Group retains an interest in the former joint venture and the retained interest is a financial asset, the Group measures the retained interest at fair value at that date and the fair value is regarded as its fair value on initial recognition in accordance with IFRS 9
Financial Instruments.
The difference between the carrying amount of the joint venture at the date the equity method was discontinued, and the fair value of any retained interest and any proceeds from disposing of a part interest in the joint venture is included in the determination of the gain or loss on disposal of the joint venture. In addition, the Group accounts for all amounts previously recognised in OCI in relation to that joint venture on the same basis as would be required if that joint venture had directly disposed of the related assets or liabilities. Therefore, if a gain or loss previously recognised in OCI by that joint venture would be reclassified to profit or loss on the disposal of the related assets or liabilities, the Group reclassifies the gain or loss from equity to profit or loss (as a reclassification adjustment) when the equity method is discontinued.

The Group continues to use the equity method when the investment in a joint venture becomes an investment in an associate. There is no remeasurement to fair value upon such changes in ownership interests.

When the Group reduces its ownership interest in a joint venture but the Group continues to use the equity method, the Group reclassifies to profit or loss, the proportion of the gain or loss that had previously been recognised in OCI relating to that reduction in ownership interest if that gain or loss would be reclassified to profit or loss on the disposal of the related assets or liabilities.

When a Group entity transacts with a joint venture of the Group, profits and losses resulting from the transactions with the joint venture are recognised in the Group’s consolidated financial statements only to the extent of interests in the joint venture that are not related to the Group.

Non-current assets and disposal groups held for sale
2.17	Non-current assets and disposal groups held for sale

Non-current assets (and disposal groups) classified as held for sale are measured at the lower of carrying amount and fair value less costs to sell. Non-current assets and disposal groups are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the asset (or disposal group) is available for immediate sale in its present condition. Management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

When the Group is committed to a sale plan involving loss of control of a subsidiary, all of the assets and liabilities of that subsidiary are classified as held for sale when the criteria described above are met, regardless of whether the Group will retain a non-controlling interest in its former subsidiary after the sale. Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell.

A discontinued operation is a component of the Group that has been disposed of or is classified as held-for-sale and that represents a separate major line of business and is part of a single co-ordinated plan to dispose of such a line of business. The results of discontinued operation are presented separately in the consolidated statement of profit and loss.

Revenue recognition and voyage expenses
2.18	Revenue recognition and voyage expenses

Vessel revenue

The primary source of revenue for the Group is vessel revenue; comprising of charter hire of ships and freight revenue.

Charter hire
- The Group earns hire revenue by placing its vessels on time charter, bareboat charter and in pool arrangements. The performance obligations within pool and time-charter contracts include the bareboat charter and the operation of the vessel. Hire revenue is recognised over time as the Group satisfies its obligation based on time elapsed between the delivery of a vessel to a charterer and the redelivery of a vessel from the charterer.

For time and bareboat charter contracts, hire is typically invoiced bi-monthly or monthly in advance and hire revenue is accrued based on the daily hire rates.  Other variable hire components of the contract, such as off-hire and speed claims, are recognised only to the extent that it is highly probable that a significant reversal will not occur when the uncertainty is subsequently resolved. In a small number of charters, the Group may earn profit share consideration, which occurs when actual spot rates earned by the vessel exceed certain thresholds for a period of time.

For pool arrangements, the Group has two types of such arrangements: 1) pool arrangements that are controlled and managed by the Group namely, IVS Handysize Pool and IVS Supramax Pool; and 2) Pool arrangements operated by third parties in which the Group’s owned vessels are placed. An assessment is performed to determine who is the principal and agent in such arrangements.  Indicators that the Group as the pool manager is a principal in a pool arrangement are:
•	The contract with the end charterer specifically names the pool, rather than the shipowner;
•	The pool manager is responsible for managing issues that may arise during the end charterer’s use of the vessel;
•	The pool manager has the power to decide which vessel in the pool it will use to fulfill the contract with the end charterer; and
•	The pool manager sets the prices that the end charterer will pay to use the vessel.

The Group has evaluated that it has the exclusive rights as the pool manager and hence it is a principal in the IVS Handysize and IVS Supramax Pool arrangements. In such arrangements, the Group recognizes total amount of the gross revenue earned by the pools as the revenue which it expects to be entitled for the satisfaction of the performance obligation and correspondingly, it also recognizes the share of third party vessel owners’ net earnings of the pool in the voyage expenses in the period incurred. The Group has identified that the contracts between the pools and vessels owners to contain a lease in accordance with IFRS 16. Refer to Note 2.15 Leases for further discussion.

On the other hand, for third party pool arrangements that the Group’s vessels participate in, the Group recognises revenue from these pool arrangements based on its portion of the net distributions reported by the relevant pool, which represents the net voyage revenue of the pool after voyage expenses and pool manager fees. The net distribution is computed based on pool index and the participation days of the Group’s vessels in these third party pool arrangements. The pool index is variable and dependent on the participating vessels within the pool.

Freight revenue
– The Group recognises freight revenue for each specific voyage which is usually priced on a current or "spot" market rate and then adjusted for predetermined criteria. The performance obligations for freight revenue commence from the time the ship is ready at the load port until the cargo has been delivered at the discharge port.  The revenue will be recognised over the duration of the voyage between the two points, as measured using the time that has elapsed from commencement of performance at the load port.  Management assesses the stage of completion as determined by the proportion of the total time expected for the voyage that has elapsed at the end of the reporting period as an appropriate measure of progress towards complete satisfaction of these performance obligations and the revenue is recognised in accordance with the calculated stage of completion. The duration of a single voyage will typically be less than three months.  Demurrage and despatch are considered at contract inception and estimates are updated throughout the contract period.  The consideration for demurrage and despatch will be recognised in the period within which such consideration was incurred. A contract asset is recognised over the period in which the freight services are performed representing the entity’s right to consideration for the services performed as at the end of the reporting period.

Sale of ships, bunkers and other consumables

The Group generates revenue from the sale of ships, bunkers and other consumables. Revenue is recognised when control of the ships, bunkers and other consumables have been delivered to the buyer. The Group only has the right to the consideration at the point of transfer of the asset.

Management fees

The Group also generates revenue from the management and operation of vessels owned by third parties and by equity-
accounted investees as well as providing corporate management services to such entities. The performance obligations within these contracts will typically consist of crewing, technical management, insurance and potentially commercial management. The performance obligations are satisfied concurrently and consecutively rendered over the duration of the management contract, as measured using the time that has elapsed from commencement of performance. Consideration for such contracts will generally consist of a fixed monthly management fee, plus the reimbursement of crewing and other costs for vessels being managed. Management fees are typically invoiced monthly.

Voyage expenses

Voyage expenses that relate directly to a contract include charter hire expenses, fuel expenses and port expenses. Contract costs are deferred and amortised over the course of the voyage on a percentage completion basis that is consistent with the revenue recognition. This percentage of completion is derived from time elapsed between the tender of readiness to load a cargo or delivery of a vessel to a charterer, and the completion of discharging a cargo or redelivery of a vessel from a charterer. Contract costs are recognised as an asset if they represent incremental costs of obtaining a contract or fulfilment costs that (i) relate directly a contract or to an anticipated contract, (ii) generate or enhance resources to be used in meeting obligations under the contract and (iii) are expected to be recovered.

Borrowing Costs
2.19	Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale. Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalisation.

All other borrowing costs are recognised in profit or loss in the period in which they are incurred.

Share-Based Payments
2.20	Share-Based Payments

Equity-settled share options – Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market-based vesting conditions. Details regarding the determination of the fair value of equity-settled share-based transactions are set out in Note 29.

The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the number of equity instruments that will eventually vest. At each reporting date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognised in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.

Retirement Benefit Costs

2.21	Retirement Benefit Costs

Payments to defined contribution retirement benefit plans are charged as an expense when employees have rendered the services entitling them to the contributions.  Payments made to state-managed retirement benefit schemes, such as the Singapore Central Provident Fund, and South African defined contribution provident funds, are dealt with as payments to defined contribution plans where the Group’s obligations under the plans are equivalent to those arising in a defined contribution retirement benefit plan.

Current contributions to the defined contribution funds are charged against income when incurred. The cost of providing benefits to the defined benefit plan are determined and expensed using the projected unit credit actuarial valuation method. Contribution rates to the defined benefit plan are adjusted for any unfavourable experience adjustments. Favourable experience adjustments are retained within the fund.

For defined benefit retirement benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period.

Actuarial surpluses are brought to account in the annual financial statements only when it is clear that economic benefits will be available to the Group. These surpluses are recognised immediately in the statement of financial position with a charge or credit to the statement of comprehensive income (loss)
in the period in which they occur.
Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the statement of financial position with a charge or credit recognised in OCI in the period in which they occur. Remeasurement recognised in OCI is reflected immediately in retained earnings and will not be reclassified to profit or loss. Past service cost is recognised in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.

Defined benefit costs are categorised as follows:
•	service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements);
•	net interest expense or income; and
•	remeasurement

The Group presents the first two components of defined benefit costs in profit or loss in the line item ‘Administrative expense’. Curtailment gains and losses are accounted for as past service costs.

The retirement benefit obligation recognised in the consolidated statement of financial position represents the actual deficit or surplus in the Group’s defined benefit plans. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.

A liability for a termination benefit is recognised at the earlier of when the entity can no longer withdraw the offer of the termination benefit and when the entity recognises any related restructuring costs.

Employee Leave Entitlement
2.22	Employee Leave Entitlement

Employee entitlements to annual leave are recognised when they accrue to employees.  A provision is made for the estimated liability for annual leave as a result of services rendered by employees up to the end of the reporting period.

Provisions
2.23	Provisions

Provisions are recognised when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that the Group will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The amount recognised as a provision is the best estimate of the consideration required to settle the present obligation at the end of the reporting period, taking into account the risks and uncertainties surrounding the obligation. Where a provision is measured using the cash flows estimated to settle the present obligation, its carrying amount is the present value of those cash flows.

When some or all of the economic benefits required to settle a provision are expected to be recovered from a third party, the receivable is recognised as an asset if it is virtually certain that reimbursement will be received and the amount of the receivable can be measured reliably.

Onerous contracts
Present obligations arising under onerous contracts are recognised and measured as a provision. An onerous contract is considered to exist where the Group has a contract under which the unavoidable costs of meeting the obligations under the contract exceed the economic benefits expected to be received under it.

The unavoidable costs under a contract reflect the least net cost of exiting from the contract, which is the lower of the cost of fulfilling it and any compensation or penalties arising from failure to fulfil it. The cost of fulfilling a contract comprises the costs that relate directly to the contract which include both the incremental costs of fulfilling that contract and an allocation of other costs that relate  directly to fulfilling contracts. Before a separate provision for an onerous contract is established, the Group recognises any impairment loss that has occurred on assets used in fulfilling the contract.

Income Tax

2.24	Income Tax

Income tax (benefit) expense in profit or loss represents the sum of the tax currently payable and deferred tax.

The tax currently payable is based on taxable profit for the year.  Taxable profit differs from profit as reported in statement of profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are not taxable or tax deductible.  The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted in countries where the company and subsidiaries operate by the end of the reporting period.

Deferred tax is recognised on the differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit.  Deferred tax liabilities are generally recognised for all taxable temporary differences and deferred tax assets are recognised to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilised.  Such assets and liabilities are not recognised if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

A provision is recognised for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on management judgement supported by previous experience in respect of such activities and in certain cases based on specialist independent tax advice.

Deferred tax liabilities are recognised on taxable temporary differences arising on investments in subsidiaries and interests in joint ventures, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future.  Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognised to the extent that it is probable that there will be sufficient taxable profits against which to utilise the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the year when the liability is settled or the asset realised based on the tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period.  The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to set off current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax are recognised as an expense or income in profit or loss, except when they relate to items credited or debited outside profit or loss (either in OCI or directly in equity), in which case the tax is also recognised outside profit or loss (either in OCI or directly in equity, respectively), or where they arise from the initial accounting for a business combination. In the case of a business combination, the tax effect is taken into account in calculating goodwill or determining the excess of the acquirer’s interest in the net fair value of the acquiree’s identifiable assets, liabilities and contingent liabilities over cost.

Foreign Currency Transactions and Translation
2.25	Foreign Currency Transactions and Translation

The individual financial statements of each Group entity are measured and presented in the currency of the primary economic environment in which the entity operates (its functional currency which is either United States dollars or South African Rands). The consolidated financial statements of the Group are presented in United States Dollars and are rounded to the nearest thousands.

In preparing the financial statements of the individual entities, transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction.  At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing on the end of the reporting period.  Non-monetary items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing on the date when the fair value was determined.  Non-monetary items that are measured in terms of historical cost in a foreign currency are not retranslated.

Exchange differences arising on the settlement of monetary items, and on retranslation of monetary items are included in profit or loss for the year.  Exchange differences arising on the retranslation of non-monetary items carried at fair value are included in profit or loss for the year except for differences arising on the retranslation of non-monetary items in respect of which gains and losses are recognised directly in OCI.  For such non-monetary items, any exchange component of that gain or loss is also recognised directly in OCI.

 Exchange differences on foreign currency borrowings relating to assets under construction for future productive use, are included in the cost of those assets when they are regarded as an adjustment to interest costs on those foreign currency borrowings.

For the purpose of presenting consolidated financial statements, the assets and liabilities of the Group’s foreign operations (including comparatives) are expressed in United States Dollars using exchange rates prevailing at the end of the reporting period.  Income and expense items are translated at the average exchange rates for the period, unless exchange rates fluctuated significantly during that period, in which case the exchange rates at the dates of the transactions are used.  Exchange differences arising, if any, are recognised in OCI and accumulated in a separate component of equity under the header of translation reserve.

On the disposal of a foreign operation (i.e. a disposal of the Group’s entire interest in a foreign operation, or a disposal involving loss of control over a subsidiary that includes a foreign operation, loss of joint control over a jointly controlled entity that includes a foreign operation, or loss of significant influence over an associate that includes a foreign operation), all of the accumulated exchange differences in respect of that operation attributable to the Group are reclassified to profit or loss.  Any exchange differences that have previously been attributed to non-controlling interests are derecognised, but they are not reclassified to profit or loss.

In the case of a partial disposal (i.e. no loss of control) of a subsidiary that includes a foreign operation, the proportionate share of accumulated exchange differences are re-attributed to non-controlling interests and are not recognised in profit or loss.  For all other partial disposals (i.e. of associates or jointly controlled entities not involving a change of accounting basis), the proportionate share of the accumulated exchange differences is reclassified to profit or loss.

Goodwill and fair value adjustments arising on the acquisition of a foreign operation are treated as assets and liabilities of the foreign operation and translated at the rate of exchange prevailing at the end of each reporting period.  Exchange differences arising are recognised in OCI.

Cash and Cash Equivalents in the Statement of Cash Flows
2.26	Cash and Cash Equivalents in the statement of Cash Flows

Cash and cash equivalents in the statement of cash flows comprise cash on hand and demand deposits that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value.